As filed with the Securities and Exchange Commission on November 29, 2010
Investment Company Act File Number 811-5698

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Tax Exempt Proceeds Fund, Inc.
 (Exact name of registrant as specified in charter)
1411 Broadway, 28th Floor
New York, NY  10018

(Address of principal executive offices)           (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
1411 Broadway, 28th Floor
New York, New York 10018(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: June 30

Date of reporting period: September 30, 2010

Item 1: Schedule of Investments

Item 2:              Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b)
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 3:              Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tax Exempt Proceeds Fund, Inc.

By (Signature and Title)* /s/ Christine Manna
Christine Manna, Secretary

Date: November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Michael P. Lydon

Michael P. Lydon, President

Date: November 29, 2010

By (Signature and Title)* /s/ Joseph Jerkovich

                                           Joseph Jerkovich, Treasurer and Assistant Secretary

Date: November 29, 2010

* Print the name and title of each signing officer under his or her signature.